CURRENT AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2020
CURRENT AND DEFERRED TAX [Abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2020	2019
Income/(loss) before income taxes	$(27,163,617)	$(21,653,049)
Applicable statutory rate	27.00%	27.00%
Income tax expense at statutory rate	(7,334,177)	(5,846,323)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,159,905	5,809,720
Rate differential due to foreign operations	105,421	86,957
Share-based compensation	613,512	440,689
Reclamation	(553,771)	(613,798)
Non-deductible items	9,110	18,773
Other, net	—	103,982
Income tax expense	$—	$—
Effective tax rate	0%	0%

Disclosure of composition of deferred tax assets (liabilities) [Table Text Block]
	2020	2019
Exploration and development expenditures	$(116,759)	$(103,547)
Unrealized foreign exchange gain	—	(205)
Non-capital losses	406,692	358,260
Right-of-use assets	(289,933)	(254,508)
Total	$—	$—

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2020	2019
Exploration and development expenditures	$31,158,835	$19,102,358
Non-capital losses	32,986,291	20,216,115
Share-issuance costs	4,546,660	3,544,757
Reclamation and remediation liabilities	5,779,035	4,980,425
Finance leases under IFRS 16	1,280,890	837,386
Unrealized foreign exchange losses	1,012,296	199,486
Charitable Contributions	11,100	10,000

Total differences and losses for which no deferred tax asset is recognized	$76,775,107	$48,890,527